Reinsurance and Indemnification - Catastrophe reinsurance (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) contract	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Ceded Credit Risk [Line Items]
Ceded premium earned	$ 1,306	$ 1,274	$ 1,296
Retention amount for catastrophe reinsurance agreement contracts	500
Catastrophe Reinsurance Program
Ceded Credit Risk [Line Items]
Ceded premium earned	343	$ 344	$ 381
Nationwide Per Occurrence Excess Catastrophe Reinsurance Program
Ceded Credit Risk [Line Items]
Limit of aggregate losses under aggregate excess agreement	4,500
Retention amount for catastrophe reinsurance agreement contracts	$ 500
Catastrophe reinsurance, number of agreements | contract	4